Consolidated Statements of Stockholders’ Equity (Parentheticals) $ in Millions	12 Months Ended
Dec. 31, 2021 USD ($)
Statement of Stockholders' Equity [Abstract]
Issuance of common stock in offering, net of transaction cost	$ 3.1
Issuance of common stock due to closing of Business Combination, net of transaction costs	$ 13.0